Note 21 - Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 21 - Related Party Transactions (Details) [Line Items]
Revenue from Related Parties	$ 15,093	$ 12,988	$ 16,198
Lessee Leasing Arrangements, Operating Leases, Renewal Term	10 years
Due from Related Parties	4,781	4,696
Due to Related Parties	159	5,081
Affiliated Entity [Member] | Minimum [Member]
Note 21 - Related Party Transactions (Details) [Line Items]
Property Management Contract Term	1 year
Affiliated Entity [Member] | Maximum [Member]
Note 21 - Related Party Transactions (Details) [Line Items]
Property Management Contract Term	3 years
Affiliated Entity [Member]
Note 21 - Related Party Transactions (Details) [Line Items]
Payments for Rent	$ 1,080	$ 950	$ 1,573
Minimum [Member]
Note 21 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Term	1 year
Maximum [Member]
Note 21 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Term	10 years